As filed with the Securities and Exchange Commission on November 22, 2024.
No. 333-138490
No. 811-21977

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 855	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 856	☒

Invesco Exchange-Traded Fund Trust II
(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (800) 983-0903
Adam Henkel, Esquire
3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

With Copies to:
Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple Stradley Ronon Stevens & Young LLP 2000 K Street, NW, Suite 700 Washington, DC 20006

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☒	on December 22, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 855 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Exchange-Traded Fund Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating December 22, 2024 as the new effective date for Post-Effective Amendment No. 805 to the Trust’s Registration Statement, which was filed on June 7, 2022 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 806, 809, 810, 812, 813, 815, 816, 817, 819, 820, 821, 822, 824, 825, 827, 829, 830, 831, 835, 837, 838, 840, 843, 844, 845, 847, 848, 849, 852 and 853 to the Trust’s Registration Statement filed on August 19, 2022, September 16, 2022, September 29, 2022, October 28, 2022, November 23, 2022, December 22, 2022, January 20, 2023, February 17, 2023, March 17, 2023, April 14, 2023, May 12, 2023, June 9, 2023, July 7, 2023, August 4, 2023, September 1, 2023, September 29, 2023, October 27, 2023, November 21, 2023, December 20, 2023, January 18, 2024, February 16, 2024, March 15, 2024, April 12, 2024, May 10, 2024, June 7, 2024, July 5, 2024, August 2, 2024, August 30, 2024, September 27, 2024 and October 25, 2024, respectively. This Amendment relates solely to Invesco NASDAQ Metaverse ETF, a series of the Trust.
This Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No.  805 to the Trust’s Registration Statement, which was filed on June 7, 2022.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 22nd day of November, 2024.
Invesco Exchange-Traded Fund Trust II
By:	/s/ Brian Hartigan
Brian Hartigan
Title:	President
Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE
/s/ Brian Hartigan	President	November 22, 2024
Brian Hartigan
/s/ Kelli Gallegos	Treasurer	November 22, 2024
Kelli Gallegos
/s/ Adam Henkel	Secretary	November 22, 2024
Adam Henkel
*/s/ Ronn R. Bagge	Vice Chairman and Trustee	November 22, 2024
Ronn R. Bagge
*/s/ Todd J. Barre	Trustee	November 22, 2024
Todd J. Barre
*/s/ Victoria J. Herget	Trustee	November 22, 2024
Victoria J. Herget
*/s/ Marc M. Kole	Trustee	November 22, 2024
Marc M. Kole
*/s/ Yung Bong Lim	Trustee	November 22, 2024
Yung Bong Lim
*/s/ Joanne Pace	Trustee	November 22, 2024
Joanne Pace
*/s/ Gary R. Wicker	Trustee	November 22, 2024
Gary R. Wicker
*/s/ Donald H. Wilson	Chairman and Trustee	November 22, 2024
Donald H. Wilson
*By: /s/ Adam Henkel		November 22, 2024
Adam Henkel
Attorney-In-Fact
*
Adam Henkel signs this Registration Statement pursuant to powers of attorney filed with Post-Effective Amendment No. 753 to the Trust’s Registration Statement and incorporated by reference herein.